SEGMENTED INFORMATION - FINANCIAL INFORMATION (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Segmented Information
Revenues	CAD 33,794	CAD 37,641
Commodity and gas distribution costs	(25,241)	(29,483)
Operating and administrative	(4,248)	(3,281)
Depreciation and amortization	(2,024)	(1,577)
Environmental costs, net of recoveries	21	(100)
Goodwill impairment	(440)	0
Total operating income	1,862	3,200
Income/(loss) from equity investments	475	368
Other income/(expense)	(702)	(266)
Earnings/(loss) before interest and income taxes	1,635	3,302
Interest expense	(1,624)	(1,129)
Income taxes	(170)	(611)
Earnings/(loss) from continuing operations	(159)	1,562
Discontinued operations
Earnings from discontinued operations before income taxes		73
Income taxes from discontinued operations		(27)
Earnings from discontinued operations		46
Earnings/(loss)	(159)	1,608
Earnings/(loss) attributable to noncontrolling interests and redeemable noncontrolling interests	410	(203)
Preference share dividends	(288)	(251)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	(37)	1,154
Additions to property, plant and equipment	7,275	10,527
Total Assets	84,515	72,741
Out of period adjustments
Out of period non-cash adjustment to income taxes	71
Liquids Pipelines
Segmented Information
Revenues	5,589	4,805
Commodity and gas distribution costs	(9)	(1)
Operating and administrative	(2,849)	(1,985)
Depreciation and amortization	(1,227)	(911)
Environmental costs, net of recoveries	21	(100)
Total operating income	1,525	1,808
Income/(loss) from equity investments	296	161
Other income/(expense)	(15)	11
Earnings/(loss) before interest and income taxes	1,806	1,980
Discontinued operations
Additions to property, plant and equipment	5,884	8,914
Total Assets	52,015	42,231
Gas Distribution
Segmented Information
Revenues	3,609	3,319
Commodity and gas distribution costs	(2,349)	(2,082)
Operating and administrative	(536)	(531)
Depreciation and amortization	(308)	(304)
Total operating income	416	402
Income/(loss) from equity investments	(10)	(14)
Other income/(expense)	49	44
Earnings/(loss) before interest and income taxes	455	432
Discontinued operations
Additions to property, plant and equipment	858	610
Total Assets	9,901	9,643
Gas Pipelines And Processing
Segmented Information
Revenues	3,803	6,650
Commodity and gas distribution costs	(3,002)	(5,686)
Operating and administrative	(522)	(533)
Depreciation and amortization	(272)	(221)
Goodwill impairment	(440)
Total operating income	(433)	210
Income/(loss) from equity investments	200	224
Other income/(expense)	4	33
Earnings/(loss) before interest and income taxes	(229)	467
Discontinued operations
Additions to property, plant and equipment	385	593
Total Assets	11,559	10,423
Green Power and Transmission
Segmented Information
Revenues	498	360
Commodity and gas distribution costs	4	3
Operating and administrative	(143)	(94)
Depreciation and amortization	(186)	(124)
Total operating income	173	145
Income/(loss) from equity investments	2	3
Other income/(expense)	2	1
Earnings/(loss) before interest and income taxes	177	149
Discontinued operations
Additions to property, plant and equipment	68	333
Total Assets	4,977	4,547
Energy Services
Segmented Information
Revenues	20,842	23,099
Commodity and gas distribution costs	(20,443)	(22,314)
Operating and administrative	(66)	(58)
Depreciation and amortization	1	2
Total operating income	334	729
Income/(loss) from equity investments	(9)
Other income/(expense)		1
Earnings/(loss) before interest and income taxes	325	730
Discontinued operations
Additions to property, plant and equipment		3
Total Assets	1,889	1,342
Eliminations and Other
Segmented Information
Revenues	(547)	(592)
Commodity and gas distribution costs	558	597
Operating and administrative	(132)	(80)
Depreciation and amortization	(32)	(19)
Total operating income	(153)	(94)
Income/(loss) from equity investments	(4)	(6)
Other income/(expense)	(742)	(356)
Earnings/(loss) before interest and income taxes	(899)	(456)
Discontinued operations
Additions to property, plant and equipment	80	74
Total Assets	CAD 4,174	CAD 4,555